Consolidated schedule of investments
Nomura Balanced Fund
December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.35%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	1,919,235	$ 1,914,370
Series 2016-71 NB 3.00% 10/25/46	3,551,411	3,341,822

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	1,835,650	1,775,342
Total Agency Collateralized Mortgage Obligations (cost $7,500,121)		7,031,534

Agency Commercial Mortgage-Backed Securities — 0.21%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	2,525,000	2,278,759
Series K150 A2 3.71% 9/25/32 ♦, •	1,110,000	1,072,810
Series K753 A2 4.40% 10/25/30 ♦	650,000	658,350
Series X3FX A2FX 3.00% 6/25/27 ♦	99,487	98,579
Total Agency Commercial Mortgage-Backed Securities (cost $4,077,050)		4,108,498

Agency Mortgage-Backed Securities — 8.26%
Fannie Mae 2.50% 11/1/27	1,198	1,183
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,132,840	1,975,595
2.50% 7/1/36	251,415	237,804
2.50% 8/1/36	1,918,324	1,817,421
3.00% 11/1/33	544,934	532,046
3.00% 9/1/37	1,154,477	1,112,269
Fannie Mae S.F. 30 yr
2.00% 6/1/50	862,687	705,198
2.00% 11/1/50	213,823	176,166
2.00% 12/1/50	59,619	49,094
2.00% 1/1/51	58,772	48,597
2.00% 2/1/51	156,467	129,046
2.00% 3/1/51	2,023,881	1,649,357
2.00% 4/1/51	26,743,343	21,786,130
2.00% 7/1/51	1,358,950	1,107,758
2.00% 8/1/51	81,748	67,228
2.00% 9/1/51	1,929,536	1,568,247
2.00% 1/1/52	201,400	165,925
2.50% 8/1/50	1,763,094	1,524,671
2.50% 3/1/51	647,998	552,791
2.50% 6/1/51	211,735	183,362
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 8/1/51	396,911	$ 342,346
2.50% 11/1/51	521,664	449,130
2.50% 12/1/51	108,142	91,895
2.50% 1/1/52	143,633	122,162
2.50% 2/1/52	1,928,943	1,650,053
2.50% 3/1/52	716,718	607,565
2.50% 4/1/52	1,742,061	1,492,240
3.00% 9/1/42	13,916	12,874
3.00% 12/1/51	2,535,540	2,267,370
3.00% 6/1/52	1,963,669	1,759,394
3.50% 6/1/52	4,366,152	4,077,218
3.50% 9/1/52	4,975,905	4,660,750
4.00% 6/1/52	1,238,181	1,181,664
5.00% 7/1/47	111,923	115,095
5.00% 7/1/49	120,396	122,232
5.00% 1/1/51	138,653	140,545
5.00% 8/1/53	2,688,958	2,709,989
5.50% 9/1/55	3,794,537	3,848,442
6.00% 1/1/42	259,109	273,899
6.00% 5/1/53	867,191	892,602
6.00% 6/1/53	262,490	270,486
6.00% 7/1/53	101,774	105,652
6.00% 9/1/53	4,621,736	4,754,804
6.00% 2/1/54	57,375	58,982
6.00% 12/1/54	4,505,477	4,629,549
6.00% 4/1/55	269,778	277,060
6.50% 3/1/55	4,734,345	4,917,866
7.50% 5/1/31	44	44
Freddie Mac S.F. 15 yr
2.00% 8/1/36	4,213,939	3,902,919
2.00% 1/1/37	283,321	262,972
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,043,770	846,371
2.50% 7/1/50	243,324	209,691
2.50% 11/1/50	306,071	264,076
2.50% 10/1/51	392,268	337,637
2.50% 12/1/51	1,406,046	1,213,717
2.50% 1/1/52	9,183,388	7,885,018
2.50% 5/1/52	2,184,863	1,856,894
3.00% 1/1/52	6,572,923	5,817,859
4.00% 9/1/49	850,283	822,882
4.00% 8/1/52	5,325,820	5,083,549
4.50% 9/1/52	2,668,129	2,627,684
4.50% 10/1/52	2,280,207	2,234,854
5.00% 9/1/34	3	3
5.00% 7/1/52	1,745,166	1,771,442
5.00% 9/1/52	2,563,915	2,588,481
5.50% 9/1/52	1,216,729	1,253,557
5.50% 9/1/53	2,129,700	2,183,193
5.50% 1/1/55	2,679,182	2,717,239
NQ- IV017 [1225] 0226 (5191634)    1

Consolidated schedule of investments
Nomura Balanced Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 11/1/54	366,210	$ 376,025
GNMA I S.F. 30 yr
3.00% 3/15/45	19,190	17,348
3.00% 3/15/50	21,638	19,238
4.00% 1/15/41	3,442	3,342
4.00% 10/15/41	2,138	2,072
4.50% 6/15/40	2,513	2,510
5.00% 12/15/35	1,231	1,240
5.50% 10/15/42	101,260	106,401
GNMA II
3.25% 11/20/35	6,324	6,068
4.00% 8/20/31	3,254	3,240
4.00% 6/20/36	6,727	6,556
GNMA II S.F. 30 yr
2.00% 10/20/50	8,013,622	6,641,371
2.50% 7/20/51	7,707,763	6,652,084
3.00% 4/20/52	6,186,117	5,565,642
3.50% 9/20/55	3,692,695	3,362,180
4.00% 12/20/40	3,613	3,493
4.00% 12/20/44	2,642	2,554
4.00% 4/20/55	2,978,716	2,815,040
4.50% 8/20/55	2,889,286	2,815,495
5.00% 9/20/52	1,332,394	1,336,033
5.00% 12/20/54	2,771,986	2,768,669
5.50% 6/20/49	168,674	173,351
5.50% 5/20/53	2,406,003	2,446,632
5.50% 2/20/54	1,181,100	1,203,254
5.50% 2/20/55	1,660,434	1,678,672
6.00% 3/20/55	2,789,775	2,844,919
6.50% 4/20/55	1,485,193	1,536,290
Total Agency Mortgage-Backed Securities (cost $164,440,095)		163,491,553

Collateralized Loan Obligations — 0.58%
AGL CLO 17 Series 2022-17A AR 144A 4.82% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	950,000	948,109
Aimco CLO 15 Series 2021-15A D1R 144A 6.632% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	288,513
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.755% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	$ 298,866
Canyon Capital CLO Series 2019-2A AR2 144A 4.915% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	500,000	499,180
Canyon CLO Series 2020-2A AR2 144A 4.935% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	700,000	698,076
CIFC Funding Series 2025-1A D1 144A 6.36% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	350,000	347,509
Dryden 109 CLO Series 2022-109A DR 144A 6.605% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	350,000	348,907
Elmwood CLO 22 Series 2023-1A D1R 144A 6.682% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	289,479
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	350,000	349,371
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	4,750,000	4,750,000
Magnetite XLV Series 2025-45A D1 144A 6.405% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,096

2    NQ- IV017 [1225] 0226 (5191634)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Oaktree CLO Series 2020-1A D1RR 144A 6.505% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	300,000	$ 296,717
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.389% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	350,000	349,829
TCW CLO Series 2019-2A D1R2 144A 6.884% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	350,000	339,799
Zais CLO 16 Series 2020-16A A1R2 144A 5.014% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	1,450,000	1,448,646
Total Collateralized Loan Obligations (cost $11,570,000)		11,542,097

Convertible Bond — 0.02%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	403,088	411,120
Total Convertible Bond (cost $399,728)		411,120

Corporate Bonds — 9.31%
Banking — 3.02%
Banco Santander 4.551% 11/6/30	400,000	400,523
Bank of America
1.734% 7/22/27 μ	2,050,000	2,024,126
5.162% 1/24/31 μ	115,000	118,745
5.518% 10/25/35 μ	1,813,000	1,857,778
5.819% 9/15/29 μ	881,000	919,714
6.204% 11/10/28 μ	2,921,000	3,036,071
6.25% 7/26/30 μ, ψ	1,495,000	1,519,437
6.625% 5/1/30 μ, ψ	438,000	456,723

Barclays 7.625% 3/15/35 μ, ψ	200,000	214,220
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citibank
5.438% 4/30/26		370,000	$ 371,435
5.57% 4/30/34		1,195,000	1,264,436
Citigroup
4.503% 9/11/31 μ		865,000	867,913
6.02% 1/24/36 μ		549,000	575,246
6.625% 2/15/31 μ, ψ		375,000	381,256
6.75% 2/15/30 μ, ψ		451,000	459,433
7.00% 8/15/34 μ, ψ		397,000	418,931

Credit Agricole 144A 4.818% 9/25/33 #, μ		960,000	959,102
Deutsche Bank
2.552% 1/7/28 μ		1,235,000	1,214,879
5.297% 5/9/31 μ		490,000	502,164
6.819% 11/20/29 μ		517,000	551,878
7.146% 7/13/27 μ		420,000	426,485
Goldman Sachs Group
1.542% 9/10/27 μ		3,780,000	3,714,786
4.369% 10/21/31 μ		880,000	878,091
5.016% 10/23/35 μ		432,000	434,466
5.049% 7/23/30 μ		2,580,000	2,644,085
5.218% 4/23/31 μ		854,000	882,226
5.734% 1/28/56 μ		110,000	111,255
6.484% 10/24/29 μ		2,437,000	2,585,392

Huntington Bancshares 6.25% 10/15/30 μ, ψ		520,000	522,465
JPMorgan Chase & Co.
1.47% 9/22/27 μ		2,870,000	2,818,226
3.109% 4/22/51 μ		33,000	22,480
5.103% 4/22/31 μ		728,000	751,954
5.14% 1/24/31 μ		487,000	503,454
5.571% 4/22/28 μ		705,000	719,220
5.572% 4/22/36 μ		312,000	327,461
5.576% 7/23/36 μ		562,000	581,575
6.254% 10/23/34 μ		1,156,000	1,271,245
Morgan Stanley
0.495% 10/26/29 μ	EUR	125,000	137,617
4.133% 10/18/29 μ		330,000	329,937
4.892% 10/22/36 μ		480,000	475,934
5.192% 4/17/31 μ		94,000	96,940
5.664% 4/17/36 μ		1,784,000	1,873,726
6.296% 10/18/28 μ		881,000	915,569
6.407% 11/1/29 μ		808,000	856,570
6.627% 11/1/34 μ		153,000	171,142

NatWest Group 5.115% 5/23/31 μ		645,000	662,646
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		420,000	432,369
NQ- IV017 [1225] 0226 (5191634)    3

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
3.40% 9/15/26 μ, ψ	141,000	$ 138,336
5.575% 1/29/36 μ	441,000	460,067
5.676% 1/22/35 μ	35,000	36,915
6.875% 10/20/34 μ	1,895,000	2,145,571

Popular 7.25% 3/13/28	803,000	846,824
Royal Bank of Canada 6.50% 11/24/85 μ	645,000	642,744
Societe Generale 144A 5.439% 10/3/36 #, μ	770,000	771,964
State Street
4.543% 4/24/28 μ	1,110,000	1,119,613
4.784% 10/23/36 μ	415,000	413,001
4.834% 4/24/30	388,000	399,646

Toronto-Dominion Bank 6.35% 10/31/85 μ	375,000	381,687
Truist Financial 4.964% 10/23/36 μ	635,000	628,477
UBS Group
144A 4.844% 11/6/33 #, μ	780,000	780,974
144A 5.01% 3/23/37 #, μ	770,000	763,510
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,088,168
144A 7.00% 2/10/30 #, μ, ψ	340,000	348,866
US Bancorp
2.491% 11/3/36 μ	253,000	220,959
3.10% 4/27/26	1,320,000	1,316,772
5.046% 2/12/31 μ	663,000	681,239
5.678% 1/23/35 μ	555,000	586,345
6.787% 10/26/27 μ	320,000	327,085

US Bank 4.73% 5/15/28 μ	570,000	575,807
Wells Fargo & Co.
5.15% 4/23/31 μ	56,000	57,817
5.244% 1/24/31 μ	508,000	526,319
5.605% 4/23/36 μ	1,273,000	1,334,779
		59,854,811
Basic Industry — 0.22%
AngloGold Ashanti Holdings 6.50% 4/15/40	20,000	21,300
Celanese US Holdings
6.50% 4/15/30	72,000	72,420
6.75% 4/15/33	606,000	603,369

Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,287,000	1,320,784
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Magnera 144A 7.25% 11/15/31 #	653,000	$ 641,706
Novelis 144A 4.75% 1/30/30 #	839,000	811,058
Westlake
5.55% 11/15/35	680,000	680,229
6.375% 11/15/55	290,000	285,649
		4,436,515
Brokerage — 0.25%
Apollo Global Management
4.60% 1/15/31	420,000	422,521
5.15% 8/12/35	315,000	315,732

Blackstone Reg Finance 5.00% 12/6/34	897,000	905,267
Brookfield Asset Management 4.653% 11/15/30	815,000	821,877
Brookfield Finance 5.33% 1/15/36	635,000	636,225
Jefferies Financial Group
2.625% 10/15/31	122,000	108,306
6.50% 1/20/43	48,000	49,983

KKR & Co. 5.10% 8/7/35	1,796,000	1,796,924
		5,056,835
Capital Goods — 0.61%
Amcor Flexibles North America 5.50% 3/17/35	390,000	403,082
Amphenol
2.20% 9/15/31	94,000	84,008
4.125% 11/15/30	335,000	333,352
4.625% 2/15/36	600,000	588,065
Boeing
6.259% 5/1/27	985,000	1,011,064
6.388% 5/1/31	205,000	222,562
6.858% 5/1/54	2,112,000	2,373,631
Bombardier
144A 7.00% 6/1/32 #	44,000	46,547
144A 7.25% 7/1/31 #	1,104,000	1,177,855
Herc Holdings
144A 7.00% 6/15/30 #	250,000	263,256
144A 7.25% 6/15/33 #	182,000	193,097

Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	834,000	828,192
Northrop Grumman
4.75% 6/1/43	190,000	175,173
5.20% 6/1/54	814,000	762,666

4    NQ- IV017 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

QXO Building Products 144A 6.75% 4/30/32 #	279,000	$ 291,616
Resideo Funding 144A 6.50% 7/15/32 #	1,162,000	1,190,798
Standard Industries
144A 3.375% 1/15/31 #	110,000	101,124
144A 4.375% 7/15/30 #	913,000	881,397

TransDigm 144A 6.375% 5/31/33 #	1,136,000	1,166,453
		12,093,938
Communications — 1.24%
AT&T
3.50% 9/15/53	18,000	12,055
5.55% 11/1/45	445,000	428,928
6.05% 8/15/56	289,000	291,783
6.30% 1/15/38	407,000	442,334
CCO Holdings
144A 4.25% 1/15/34 #	1,822,000	1,550,931
144A 6.375% 9/1/29 #	1,107,000	1,122,776

Charter Communications Operating 3.85% 4/1/61	115,000	68,630
Iliad Holding 144A 8.50% 4/15/31 #	785,000	845,366
Meta Platforms
4.60% 11/15/32	415,000	418,456
4.875% 11/15/35	1,165,000	1,163,890
5.50% 11/15/45	2,050,000	1,991,830

Midcontinent Communications 144A 8.00% 8/15/32 #	1,255,000	1,286,218
Rogers Communications
5.30% 2/15/34	1,421,000	1,434,783
7.125% 4/15/55 μ	80,000	84,284

Sirius XM Radio 144A 4.125% 7/1/30 #	756,000	719,513
SoftBank
144A 4.699% 7/9/30 #	910,000	913,684
144A 5.332% 7/9/35 #	1,095,000	1,098,270

Sprint Capital 6.875% 11/15/28	936,000	1,004,774
Time Warner Cable
6.55% 5/1/37	2,285,000	2,334,553
7.30% 7/1/38	275,000	294,815
T-Mobile USA
3.75% 4/15/27	157,000	156,555
3.875% 4/15/30	4,425,000	4,352,284
5.875% 11/15/55	375,000	376,212
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
4.75% 1/15/33	735,000	$ 734,642
5.00% 1/15/36	790,000	783,599
5.875% 11/30/55	625,000	617,931
		24,529,096
Consumer Cyclical — 0.61%
Amazon.com
4.10% 11/20/30	525,000	525,730
5.55% 11/20/65	470,000	456,263

Caesars Entertainment 144A 7.00% 2/15/30 #	1,892,000	1,960,352
Carnival 144A 4.00% 8/1/28 #	502,000	494,849
Ford Motor Credit
5.869% 10/31/35	276,000	272,693
6.532% 3/19/32	714,000	746,996
6.80% 5/12/28	585,000	610,601
6.95% 6/10/26	425,000	428,777
General Motors Financial
2.35% 2/26/27	1,605,000	1,573,489
5.60% 6/18/31	226,000	235,830
5.625% 4/4/32	279,000	290,657

Gildan Activewear 144A 4.70% 10/7/30 #	1,435,000	1,428,404
Home Depot 4.95% 6/25/34	91,000	93,105
Lowe's 4.25% 3/15/31	560,000	557,809
VICI Properties
4.95% 2/15/30	2,009,000	2,033,646
5.625% 4/1/35	309,000	315,698
		12,024,899
Consumer Non-Cyclical — 0.63%
AbbVie 5.35% 3/15/44	305,002	303,483
Bunge Limited Finance 4.20% 9/17/29	793,000	794,766
Cargill
144A 4.125% 10/23/30 #	480,000	478,085
144A 5.375% 10/23/55 #	620,000	597,121
CVS Health
5.45% 9/15/35	613,000	627,704
6.20% 9/15/55	551,000	559,832
DaVita
144A 3.75% 2/15/31 #	46,000	42,591
144A 4.625% 6/1/30 #	42,000	40,869
144A 6.75% 7/15/33 #	636,000	659,960

NQ- IV017 [1225] 0226 (5191634)    5

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Eli Lilly & Co. 5.50% 2/12/55	450,000	$ 450,908
Global Medical Response 144A 7.375% 10/1/32 #	815,000	848,724
HCA
5.45% 9/15/34	437,000	450,028
6.20% 3/1/55	15,000	15,297
Merck & Co.
3.85% 3/15/29	365,000	364,933
4.15% 3/15/31	975,000	972,213
4.45% 12/4/32	515,000	515,870
4.75% 12/4/35	465,000	463,443
5.50% 3/15/46	515,000	513,381
5.55% 12/4/55	730,000	720,827
5.70% 12/4/65	485,000	480,214
New York and Presbyterian Hospital
2.256% 8/1/40	66,000	46,334
2.606% 8/1/60	43,000	23,490
4.063% 8/1/56	3,000	2,345

NYU Langone Hospitals 3.38% 7/1/55	39,000	26,851
Pfizer
4.20% 11/15/30	335,000	336,636
4.875% 11/15/35	505,000	506,703
Roche Holdings
144A 4.374% 12/2/32 #	450,000	448,444
144A 4.666% 12/2/35 #	700,000	696,964

Sysco 5.10% 9/23/30	406,000	419,388
		12,407,404
Electric — 0.48%
AEP Texas 5.40% 6/1/33	32,000	33,129
American Electric Power 5.80% 3/15/56 μ	360,000	357,554
Berkshire Hathaway Energy 2.85% 5/15/51	163,000	101,320
Black Hills 4.55% 1/31/31	445,000	445,294
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,919,356
Dominion Energy
6.20% 2/15/56 μ	390,000	390,526
6.625% 5/15/55 μ	191,000	196,924
6.875% 2/1/55 μ	620,000	644,810

DTE Energy 5.10% 3/1/29	45,000	46,127
Duke Energy Carolinas 4.95% 1/15/33	45,000	46,437
Duke Energy Florida 4.20% 12/1/30	470,000	470,908
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy
2.80% 6/15/30	1,765,000	$ 1,655,426
3.75% 6/15/50	700,000	509,330
NextEra Energy Capital Holdings
5.55% 3/15/54	56,000	54,390
6.50% 8/15/55 μ	37,000	39,002
NRG Energy
144A 4.734% 10/15/30 #	720,000	721,380
144A 5.407% 10/15/35 #	575,000	574,702
144A 6.25% 11/1/34 #	105,000	107,935

Pacific Gas & Electric 3.30% 8/1/40	5,000	3,798
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,150,000	1,174,384
Vistra Operations 144A 6.00% 4/15/34 #	74,000	78,041
		9,570,773
Energy — 0.70%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	108,363
ConocoPhillips 5.05% 9/15/33	187,000	192,449
Diamondback Energy 5.55% 4/1/35	1,140,000	1,172,199
El Paso Natural Gas 8.375% 6/15/32	19,000	22,859
Enbridge
4.90% 6/20/30	369,000	377,359
5.25% 4/5/27	356,000	361,080
5.55% 6/20/35	573,000	593,096
5.70% 3/8/33	880,000	927,337
5.75% 7/15/80 μ	978,000	991,018
Energy Transfer
6.25% 4/15/49	985,000	976,288
6.50% 2/15/56 μ	1,027,000	1,024,059
6.75% 2/15/56 μ	1,120,000	1,124,881
Enterprise Products Operating
5.35% 1/31/33	17,000	17,781
5.55% 2/16/55	57,000	55,281
6.831% 6/1/67 •	26,000	25,895
Hilcorp Energy I
144A 6.00% 2/1/31 #	47,000	44,862
144A 6.25% 4/15/32 #	1,304,000	1,232,126

NGL Energy Operating 144A 8.375% 2/15/32 #	589,000	610,334
ONEOK 5.70% 11/1/54	304,000	283,509

6    NQ- IV017 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Shell Finance US
4.125% 11/6/30	250,000	$ 250,061
4.75% 1/6/36	610,000	609,338
Targa Resources
4.35% 1/15/29	360,000	361,088
5.40% 7/30/36	190,000	190,295

Tennessee Gas Pipeline 8.375% 6/15/32	19,000	22,438
USA Compression Partners 144A 7.125% 3/15/29 #	814,000	842,963
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	1,696,000	1,455,273
		13,872,232
Finance Companies — 0.58%
AerCap Ireland Capital DAC 5.00% 11/15/35	815,000	807,589
Air Lease
3.00% 2/1/30	385,000	361,145
4.125% 12/15/26 μ, ψ	65,000	63,911
4.65% 6/15/26 μ, ψ	130,000	129,147
5.20% 7/15/31	13,000	13,218

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,980,130
Apollo Debt Solutions 6.70% 7/29/31	597,000	630,303
Ares Capital 5.10% 1/15/31	1,025,000	1,012,807
Aviation Capital Group 144A 5.375% 7/15/29 #	640,000	656,079
Avolon Holdings Funding 144A 5.375% 5/30/30 #	171,000	175,758
Blackstone Private Credit Fund
5.05% 9/10/30	445,000	438,425
5.60% 11/22/29	1,134,000	1,146,349

Blue Owl Credit Income 5.80% 3/15/30	352,000	352,002
OneMain Finance 7.125% 9/15/32	1,175,000	1,222,200
PennyMac Financial Services 144A 6.875% 5/15/32 #	1,193,000	1,249,602
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	840,000	840,655
UWM Holdings 144A 6.25% 3/15/31 #	392,000	391,563
		11,470,883
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 0.17%
Aon 2.90% 8/23/51	25,000	$ 15,572
Aon North America 5.30% 3/1/31	475,000	495,524
Athene Holding 6.875% 6/28/55 μ	545,000	544,867
Henneman Trust 144A 6.58% 5/15/55 #	551,000	576,296
Marsh & McLennan 5.35% 11/15/44	877,000	861,053
New York Life Global Funding 144A 5.45% 9/18/26 #	183,000	185,026
Pacific Life Insurance 144A 5.95% 9/15/55 #	590,000	591,811
Prudential Financial 5.20% 3/14/35	90,000	92,357
		3,362,506
Natural Gas — 0.03%
NiSource 5.75% 7/15/56 μ	575,000	579,013
		579,013
Real Estate Investment Trusts — 0.06%
Extra Space Storage 5.40% 2/1/34	223,000	229,397
Simon Property Group 2.65% 2/1/32	1,005,000	904,991
		1,134,388
Technology — 0.70%
Broadcom
4.20% 10/15/30	595,000	594,719
4.90% 7/15/32	40,000	40,859
5.05% 7/12/29	131,000	134,910

CDW 3.276% 12/1/28	704,000	684,202
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,430,299
Entegris 144A 4.75% 4/15/29 #	692,000	694,198
Foundry JV Holdco
144A 6.10% 1/25/36 #	595,000	622,724
144A 6.15% 1/25/32 #	440,000	466,608
Leidos
5.40% 3/15/32	51,000	53,065
5.50% 3/15/35	828,000	860,901
Oracle
4.70% 9/27/34	1,060,000	983,313
5.875% 9/26/45	2,370,000	2,141,595
6.00% 8/3/55	49,000	43,250

NQ- IV017 [1225] 0226 (5191634)    7

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	$ 4,196,930
		13,947,573
Transportation — 0.01%
Union Pacific 5.60% 12/1/54	115,000	114,765
		114,765
Total Corporate Bonds (cost $183,872,235)		184,455,631

Government Agency Obligations — 0.02%
Equinor
4.50% 9/3/30	125,000	126,870
4.75% 11/14/35	255,000	253,809
Total Government Agency Obligations (cost $380,210)		380,679

Municipal Bonds — 0.12%
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	65,000	70,914
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	1,230,000	1,235,953
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	1,005,000	1,100,596
Total Municipal Bonds (cost $2,334,502)		2,407,463

Non-Agency Asset-Backed Securities — 1.02%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	345,000	336,696
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	145,000	144,345
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	375,000	$ 364,453
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	316,063	300,425
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	130,000	127,750
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	120,000	117,530

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	52,442	52,541
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	1,140,000	1,154,663
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	470,000	478,314
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	515,512
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,537,416
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	9,169	9,173
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,308,137
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,035,824
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,505,989
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	550,000	558,576
Series 2025-4 D 4.95% 1/15/32	600,000	602,192

8    NQ- IV017 [1225] 0226 (5191634)

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	1,764,368	$ 1,782,750
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,752,641
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,513,283
Total Non-Agency Asset-Backed Securities (cost $19,973,282)		20,198,210

Non-Agency Collateralized Mortgage Obligations — 0.81%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.774% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,758,604
Series 2023-R08 1M1 144A 5.374% (SOFR + 1.50%) 10/25/43 #, •	1,610,728	1,613,443
Series 2025-R04 1M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	1,025,000	1,025,027
Series 2025-R05 2M2 144A 5.474% (SOFR + 1.60%) 7/25/45 #, •	480,000	481,651
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 5.924% (SOFR + 2.05%) 12/25/33 #, •	3,367,150	3,482,224
Series 2023-HQA3 A1 144A 5.724% (SOFR + 1.85%) 11/25/43 #, •	956,705	965,373
Series 2025-DNA2 M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	375,000	374,918
Series 2025-DNA3 M2 144A 5.374% (SOFR + 1.50%) 9/25/45 #, •	530,000	531,414
Series 2025-DNA4 M2 144A 5.424% (SOFR + 1.55%) 10/25/45 #, •	3,000,000	3,013,310

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	2,915,076	2,884,214
Total Non-Agency Collateralized Mortgage Obligations (cost $15,762,605)		16,130,178

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.69%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	1,220,000	$ 1,235,041
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	180,000	178,048
Series 2019-BN20 A3 3.011% 9/15/62	170,000	160,832
Series 2019-BN23 A3 2.92% 12/15/52	230,000	217,784
Series 2020-BN26 A4 2.403% 3/15/63	220,000	201,863
Series 2020-BN29 A4 1.997% 11/15/53	145,000	128,229
Series 2021-BN32 A5 2.643% 4/15/54 •	7,310,000	6,684,524
Series 2021-BN36 A5 2.47% 9/15/64	7,696,000	6,884,289
Series 2022-BNK39 B 3.237% 2/15/55 •	588,000	521,526
Series 2022-BNK39 C 3.268% 2/15/55 •	432,000	373,230
Series 2022-BNK40 A4 3.39% 3/15/64 •	8,150,000	7,626,583
Series 2022-BNK40 B 3.39% 3/15/64 •	1,120,000	990,296
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	495,000	447,444
Series 2021-B25 A5 2.577% 4/15/54	135,000	121,383
Series 2022-B32 A5 3.002% 1/15/55 •	9,130,000	8,174,894
Series 2022-B32 B 3.202% 1/15/55 •	2,345,000	1,978,136
Series 2022-B32 C 3.453% 1/15/55 •	1,346,000	1,050,471
Series 2022-B33 A5 3.458% 3/15/55 •	8,325,000	7,753,212
Series 2022-B33 B 3.614% 3/15/55 •	500,000	437,719
Series 2022-B33 C 3.614% 3/15/55 •	500,000	399,755
Series 2022-B34 A5 3.786% 4/15/55 •	165,000	154,038
Series 2022-B35 A5 4.443% 5/15/55 •	330,000	323,362

NQ- IV017 [1225] 0226 (5191634)    9

Consolidated schedule of investments
Nomura Balanced Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.25% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	320,000	$ 320,900
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,179,244
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	215,000	211,060
Series 2019-CF2 A5 2.874% 11/15/52	160,000	151,510

CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	141,950	141,062
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	270,000	268,253
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	190,000	187,871
Series 2019-GC39 A4 3.567% 5/10/52	195,000	187,313
Series 2019-GC42 A4 3.00% 9/10/52	145,000	136,765

Hudson Yards Mortgage Trust Series 2025-SPRL A 144A 5.467% 1/13/40 #, •	165,000	171,070
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.914% 1/15/49	16,411	16,345
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	750,000	752,843
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	110,000	104,847
Series 2020-HR8 A4 2.041% 7/15/53	180,000	163,115

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	160,000	$ 158,325
Total Non-Agency Commercial Mortgage-Backed Securities (cost $58,467,914)		53,193,182

US Treasury Obligations — 3.71%
US Treasury Bonds
2.25% 8/15/46	2,000	1,317
4.125% 8/15/44	3,000	2,754
4.625% 5/15/54	4,000	3,853
US Treasury Notes
3.875% 6/30/30	8,175,000	8,237,430
3.875% 8/31/32	13,830,000	13,796,236
4.00% 11/15/35	52,185,000	51,438,916
Total US Treasury Obligations (cost $73,955,532)		73,480,506
	Number of shares
Common Stocks — 59.72%♣
Communication Services — 7.13%
Alphabet Class A	145,558	45,559,654
Alphabet Class C	104,287	32,725,260
AT&T	911,391	22,638,952
Live Nation Entertainment †	62,066	8,844,405
Meta Platforms Class A	29,430	19,426,449
Netflix †	128,951	12,090,446
		141,285,166
Consumer Discretionary — 5.15%
Amazon.com †	194,953	44,999,051
AutoZone †	6,607	22,407,641
Booking Holdings	2,997	16,049,924
Home Depot	52,775	18,159,878
Media Group Holdings Series H <<, =, †	72,709	85,760
Studio City International Holdings ADR †	88,220	313,181
		102,015,435
Consumer Staples — 1.31%
Costco Wholesale	30,172	26,018,522
		26,018,522

10    NQ- IV017 [1225] 0226 (5191634)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy — 0.00%
Westmoreland Coal =, †, π	145	$ 109
		109
Financials — 10.81%
Ally Financial	373,335	16,908,342
American Express	66,503	24,602,785
Aon Class A	38,130	13,455,314
Blackstone	112,497	17,340,288
Capital One Financial	73,567	17,829,698
CME Group	95,941	26,199,568
JPMorgan Chase & Co.	76,368	24,607,297
KKR & Co.	135,733	17,303,243
Mastercard Class A	42,108	24,038,615
MNSN Holdings =, †	1,315	70,133
Morgan Stanley	123,707	21,961,704
New Cotai =, †, π	318,315	129,863
Progressive	42,693	9,722,050
		214,168,900
Healthcare — 5.14%
Abbott Laboratories	163,630	20,501,203
AbbVie	39,364	8,994,280
Danaher	111,560	25,538,315
Gilead Sciences	124,853	15,324,457
HCA Healthcare	13,408	6,259,659
Thermo Fisher Scientific	26,199	15,181,011
Vertex Pharmaceuticals †	21,999	9,973,467
		101,772,392
Industrials — 7.36%
Airbus ADR	468,726	27,148,610
BAE Systems ADR	194,671	18,081,043
Cummins	51,887	26,485,719
Eaton	77,110	24,560,306
Ferguson Enterprises	37,606	8,372,224
Howmet Aerospace	200,073	41,018,966
		145,666,868
Information Technology — 20.20%
Accenture Class A	43,726	11,731,686
Advanced Micro Devices †	54,943	11,766,593
Apple	219,289	59,615,908
Applied Materials	105,122	27,015,303
Broadcom	91,588	31,698,607
Microsoft	150,368	72,720,972
NVIDIA	416,219	77,624,843
Salesforce	74,126	19,636,719
SAP ADR	57,339	13,928,216
Seagate Technology Holdings	71,570	19,709,662
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	146,183	$ 44,423,552
TE Connectivity	44,586	10,143,761
		400,015,822
Materials — 1.24%
Crown Holdings	134,749	13,875,105
Vulcan Materials	37,401	10,667,513
		24,542,618
Utilities — 1.38%
Entergy	133,426	12,332,565
NextEra Energy	185,835	14,918,834
		27,251,399
Total Common Stocks (cost $813,196,777)		1,182,737,231

Preferred Stock — 0.04%♣
Financials — 0.04%
SVB Financial Trust 11/7/32 †	1,500	714,750
Total Preferred Stock (cost $682,300)		714,750

Exchange-Traded Funds — 11.49%
iShares Core US Aggregate Bond ETF	644,897	64,412,312
iShares US Treasury Bond ETF	2,496,971	57,492,757
Vanguard S&P 500 ETF	168,323	105,560,403
Total Exchange-Traded Funds (cost $221,635,436)		227,465,472

Short-Term Investments — 1.02%
Money Market Mutual Funds — 1.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	5,075,000	5,075,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	5,075,000	5,075,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	5,075,000	5,075,000
NQ- IV017 [1225] 0226 (5191634)    11

Consolidated schedule of investments
Nomura Balanced Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	5,075,000	$ 5,075,000
Total Short-Term Investments (cost $20,300,000)		20,300,000

Total Value of Securities—99.37% (cost $1,598,547,787)		1,968,048,104
Receivables and Other Assets Net of Liabilities—0.63%★		12,445,653
Net Assets Applicable to 77,326,742 Shares Outstanding—100.00%		$1,980,493,757
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $92,233,692, which represents 4.66% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $907,811, which represented 0.04% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2025.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
<<	Affiliated company.
★	Includes $2,346,391 cash collateral held at broker for futures contracts as of December 31, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$399,728	$411,120
New Cotai	9/29/20	2,791,169	129,863
Westmoreland Coal	3/15/19	109	109
Total		$3,191,006	$541,092

12    NQ- IV017 [1225] 0226 (5191634)

 The following futures contract were outstanding at December 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
517	$107,943,945	$108,013,835	3/31/26	$—	$(69,890)	$(36,352)
US Treasury Long Bonds
526	60,802,313	61,461,175	3/20/26	—	(658,862)	(115,062)
US Treasury Ultra Bonds
104	12,272,000	12,555,028	3/20/26	—	(283,028)	(39,000)
				182,030,038		—	(1,011,780)	(190,414)
Short Contracts:
US Treasury 5 yr Notes
(491)	(53,668,603)	(53,863,800)	3/31/26	195,197	—	57,540
US Treasury 10 yr Ultra Notes
(344)	(39,565,377)	(39,649,790)	3/20/26	84,413	—	52,241
				(93,513,590)		279,610	—	109,781
Total Futures Contracts		$88,516,448		$279,610	$(1,011,780)	$(80,633)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.45.V1[3] 12/20/30-Quarterly	7,900,000	5.000%	$612,972	$576,985	$35,987	$(5,014)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
NQ- IV017 [1225] 0226 (5191634)    13

Consolidated schedule of investments
Nomura Balanced Fund
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CD – Certificate of Deposit
Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
14    NQ- IV017 [1225] 0226 (5191634)